Post-employment benefits for associates (Details 5)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Pension plans
Disclosure of defined benefit plans [line items]
Discount rate	0.60%	1.00%	1.60%
Expected rate of pension increase	0.30%	0.30%	0.40%
Expected rate of salary increase	2.70%	2.80%	2.80%
Interest on savings account	0.10%	0.30%	0.80%
Current life expectancy for a 65-year-old male	22 years	22 years	22 years
Current life expectancy for a 65-year-old female	24 years	24 years	24 years
Other post-employment benefit plans
Disclosure of defined benefit plans [line items]
Discount rate	2.90%	3.60%	4.40%
Current life expectancy for a 65-year-old male	21 years	21 years	21 years
Current life expectancy for a 65-year-old female	23 years	23 years	23 years